As filed with the Securities and Exchange Commission on September 4, 2020

1933 Act File No. 333-150525

1940 Act File No. 811-22201

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	278	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	280	☒

(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 572-3390

Daniel D. O’Neill

1301 Avenue of the Americas (6th Avenue), 28th Floor

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

Angela Brickl
Rafferty Asset Management, LLC	Stacy L. Fuller
1301 Avenue of the Americas (6th Avenue)	K&L Gates LLP
28th Floor	1601 K Street, NW
New York, NY 10019	Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box)

☒                                  immediately upon filing pursuant to paragraph (b)

☐                                    on (date) pursuant to paragraph (b)

☐                                    60 days after filing pursuant to paragraph (a)(1)

☐                                    on (date) pursuant to paragraph (a)(1)

☐                                    75 days after filing pursuant to paragraph (a)(2)

☐                                    on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐                                    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This amendment is being filed solely to submit exhibits containing risk/return summary information in interactive data format that is identical to the risk/return information contained in the Registrant’s prospectus that was filed with the Securities and Exchange Commission in Post-Effective Amendment No. 277 to the Registrant’s registration statement on August 21, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 278 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 278 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on September 4, 2020.

DIREXION SHARES ETF TRUST

By:	/s/ Patrick J. Rudnick*
Patrick J. Rudnick
Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 278 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature		Title	Date

/s/ Daniel D. O’Neill*		Chairman of the Board	September 4, 2020
Daniel D. O’Neill

/s/ Gerald E. Shanley III*		Trustee	September 4, 2020
Gerald E. Shanley III

/s/ Jacob C. Gaffey*		Trustee	September 4, 2020
Jacob C. Gaffey

/s/ David L. Driscoll*		Trustee	September 4, 2020
David L. Driscoll

/s/ Henry W. Mulholland*		Trustee	September 4, 2020
Henry W. Mulholland

/s/ Kathleen M. Berkery*		Trustee	September 4, 2020
Kathleen M. Berkery

/s/ Patrick J. Rudnick*		Principal Financial Officer	September 4, 2020
Patrick J. Rudnick		and Principal Executive Officer

*By:	/s/ Angela Brickl

Attorney-In-Fact pursuant to the Powers of Attorney filed with Post-Effective Amendment Nos. 243 and 253 to the Trust’s Registration Statement filed with the SEC on June 10, 2019 and December 27, 2019, respectively.

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE